9. Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits Details
Judicial deposits	R$ 508,515	R$ 432,182
Maintenance deposits	484,565	584,149
Deposits in guarantee for lease agreements	170,679	172,661
Deposits	R$ 1,163,759	R$ 1,188,992